Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

Jana L. Cresswell
jcresswell@stradley.com
215.564.8048

August 24, 2020
VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Dimensional ETF Trust (the “Trust”) File Nos. 333-239440 and 811-23580 Registration Statement on Form N-1A

Dear Sir/Madam:

Attached herewith is Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (the “Pre-Effective Amendment”) for the Trust.  The Pre-Effective Amendment is being filed with the U.S. Securities and Exchange Commission (the “SEC”) via EDGAR pursuant to Rule 472 under the Securities Act of 1933, as amended.

The Pre-Effective Amendment is being filed for the purposes of:  (i) responding to comments received from the Staff of the SEC on the Trust’s initial Registration Statement on Form N-1A, which was filed with the SEC on June 25, 2020 and (ii) making certain other changes.

Please direct questions and comments relating to this filing to me at the above number, or in my absence, to Brian Crowell at (215) 564-8082.

Sincerely,

/s/ Jana L. Cresswell
Jana L. Cresswell